Long-Term Debt Narrative (Detail)	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2017 USD ($)	Mar. 25, 2018 USD ($)	Sep. 24, 2017 USD ($)	Mar. 26, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 14, 2018 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2013 USD ($)
Debt Instrument [Line Items]
Loss on early debt extinguishment		$ 1,073,000		$ 0	$ 23,121,000	$ 0	$ 0
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Periodic principal payment	$ 7,500,000
April 2017 Notes [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		5.375%			5.375%
April 2017 Notes [Member] | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000
Interest rate, stated percentage	5.375%
Redemption price, percentage	35.00%
Early call date, premium price, percentage	105.375%
Redemption percentage of original face amount	100.00%	100.00%
Notes Payable Due 2021 [Member] | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage										5.25%
2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 885,000,000
2013 Credit Agreement [Member] | Canadian Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs	$ 7,700,000
Amortization of debt issuance costs	15,500,000
2013 Credit Agreement [Member] | Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										630,000,000
2013 Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 255,000,000
2017 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	1,025,000,000
Total indebtedness to consolidated cash flow ratio requirement		5.50			5.50
2017 Credit Agreement [Member] | Canadian Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000,000
2017 Credit Agreement [Member] | Canadian Revolving Credit Facility CAD and USD [Member]
Debt Instrument [Line Items]
Interest rate margin over LIBOR	2.00%
2017 Credit Agreement [Member] | Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 750,000,000
Original issue discount								$ 900,000
Repayments of debt			$ 15,000,000
2017 Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 275,000,000
Commitment fee percentage	0.375%
Available borrowings under revolving credit facility					$ 259,100,000
Maximum outstanding revolving credit balance during period					$ 110,000,000
Notes Payable due 2024 [Member]
Debt Instrument [Line Items]
Total indebtedness to consolidated cash flow ratio requirement		5.00			5.00
Notes Payable due 2024 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Restricted payment		$ 60,000,000			$ 60,000,000
Notes Payable due 2024 [Member] | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									$ 450,000,000
Interest rate, stated percentage									5.375%
Redemption percentage of original face amount		100.00%			100.00%
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Standby letters of credit outstanding, amount					$ 15,900,000
London Interbank Offered Rate (LIBOR) [Member] | 2017 Credit Agreement [Member] | Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Effective interest rate percentage	2.25%							1.75%
Cedar Fair L.P. (Parent) [Member]
Debt Instrument [Line Items]
Parent ownership percentage in subsidiaries that guarantee debt					100.00%